Organization (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 29, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Organization [Line Items]
Exchange ratio (in Dollars per share)	$ 0.13376
Recapitalization transaction (in Dollars)	$ 188,000
Recapitalization transaction per share (in Dollars per share)	$ 10
Total ordinary shares outstanding	140,551,496	0	37,730	21,000	0
Shares received	272,247
Warrants purchase	2,244,493
Business combination description		the Business Combination, holders of 28,000,000 SAITECH Limited Class A Ordinary Shares, remaining after the redemption of 24,254,751 shares, received 3,745,249 Class A Ordinary Shares, holders of 2,040,816 SAITECH Limited Series Seed Preferred Shares, remaining after the redemption of 1,767,838 shares, received 272,978 Class A Ordinary Shares, holders of 7,288,630 SAITECH Limited Series Angel Preferred Shares, remaining after the redemption of 6,313,711 shares, received 974,919 Class A Ordinary Shares, holders of 14,599,115 SAITECH Limited Series Pre-A Preferred Shares, remaining after the redemption of 12,646,352 shares, received 1,952,763 Class A Ordinary Shares, and holders of 16,622,935 SAITECH Limited Series A Preferred Shares, remaining after the redemption of 14,399,469 shares, received 2,223,466 Class A Ordinary Shares.
Shares issuable upon exercise of warrants to purchase		2,244,493
Exercise price per share (in Dollars per share)		$ 11.5
Par value of ordinary shares (in Dollars per share)		$ 0.0001
Weighted average number of ordinary shares outstanding			93,061,216	18,800,009
TradeUP Warrants [Member]
Organization [Line Items]
Total ordinary shares outstanding	2,244,493
Maximum [Member]
Organization [Line Items]
Subscription receivable (in Dollars)					$ 9
Minimum [Member]
Organization [Line Items]
Subscription receivable (in Dollars)
Class A Ordinary Shares [Member]
Organization [Line Items]
Total ordinary shares outstanding	3,492,031		5,151	2,928
Redemption shares	2,071,735
Shares received	3,492,031
Aggregate shares issued		12,933,653
Aggregate shares outstanding		12,933,653
Par value of ordinary shares (in Dollars per share)		$ 0.0001			$ 0.0001
Class B Ordinary Shares [Member]
Organization [Line Items]
Total ordinary shares outstanding	272,247
Par value of ordinary shares (in Dollars per share)		$ 0.0001			$ 0.0001